Voya Investment Grade Credit Fund Investment Objectives and Goals - Class A I R6 W Shares [Member] - Voya Investment Grade Credit Fund	Mar. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Voya Investment Grade Credit Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to maximize total return. Total return is a combination of income and capital appreciation.